ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2010				2011
	Gross			Net	Gross			Net
	carrying	Accumulated		carrying	carrying	Accumulated		carrying
	amount	amortization	Impairment(1)	amount	amount	amortization	Impairment(1)	amount

TV program license	$5,845	$(1,235)	$-	$4,610	$6,129	$(1,601)	$-	$4,528
Audio-vision programming and broadcasting qualification	210	(17)	-	193	221	(30)	-	191
Intangible assets arising from business combinations:
- Customer relationships	1,425	(749)	-	676	1,494	(1,249)	-	245
- Contract backlog	1,867	(1,632)	-	235	1,957	(1,835)	-	122
- Concession agreements	17,093	(4,384)	(1,007)	11,702	16,869	(7,533)	(676)	8,660
- Non-compete agreements	178	(98)	-	80	187	(145)	-	42

	$26,618	$(8,115)	$(1,007)	$17,496	$26,857	$(12,393)	$(676)	$13,788

(1)	The Group incurred impairment loss of nil, $1,000 and $656 on intangible assets with definite life for the years ended December 31, 2009, 2010 and 2011, respectively. Due to the actual sales and profits for Dongding were below forecast in the year ended December 31, 2011, the future undiscounted cash flow that the finite-lived intangible assets were expected to generate was less than the carrying amount as of December 31, 2011 and $656 impairment loss was recognized for the year ended December 31, 2011.

The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $2,613, $3,749 and $3,791, respectively. The Group expects to record amortization expenses of $3,174, $2,485, $1,994, $1,503, $1,503 and $3,129 for 2012, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.